Income taxes - Deferred tax rollforward (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Changes in deferred tax liability (asset) [abstract]
Beginning balance	R$ 316,731	R$ 193,495
Recognized in the statements of profit or loss	11,754	128,362
Deferred income tax from acquired companies		(5,126)
Ending balance	R$ 328,485	R$ 316,731